Variable and Voting Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Variable and Voting Interest Entities
Note 9.	Variable and Voting Interest Entities

Artisan Funds and Artisan Global Funds

We serve as the investment adviser for Artisan Partners Funds, Inc. (“Artisan Funds”), a family of mutual funds registered with the SEC under the Investment Company Act of 1940, and Artisan Partners Global Funds plc (“Artisan Global Funds”), a family of Ireland-based UCITS. Artisan Funds and Artisan Global Funds are corporate entities the business and affairs of which are managed by their respective boards of directors. The shareholders of the funds retain all voting rights, including the right to elect and reelect members of their respective boards of directors. As a result, each of these entities is a voting interest entity (“VOE”). While we hold, in limited cases, direct investments in a fund (which are made on the same terms as are available to other investors and do not represent a majority voting interest in any fund), we do not have a controlling financial interest or a majority voting interest and, as such, we do not consolidate these entities.

Artisan Partners Launch Equity LP

We serve as the investment adviser for Launch Equity, a private investment partnership which seeks to achieve returns primarily through capital appreciation, while also mitigating market risk through the use of hedging strategies. We receive management fees as compensation for services provided as the investment adviser. We also maintain, through Artisan Partners Alternative Investments GP LLC, a direct equity investment in the fund and receive an allocation of profits based upon Launch Equity’s net capital appreciation during a fiscal year. Each of these represents a variable interest in the fund.

The limited partners of Launch Equity are certain of our employees and are considered related parties to us. We have determined that Launch Equity is a variable interest entity (“VIE”) as (a) the voting rights of the limited partners are not proportional to their obligations to absorb expected losses and rights to receive expected residual returns and (b) substantially all of Launch Equity’s activities either involve or are conducted on behalf of the limited partners (the investors that have disproportionately few voting rights) and their related parties (including us).

Launch Equity qualifies for deferral of the current consolidation guidance for VIEs; therefore the consolidation assessment is based on previous consolidation guidance. This guidance requires an analysis of which party, through holding interests directly or indirectly in the entity or contractually through other variable interests, such as management and incentive fees, would absorb a majority of the expected variability of the entity. In determining whether we are the primary beneficiary of Launch Equity, we considered both qualitative and quantitative factors such as voting rights of the equity holders, economic participation of all parties, including how fees are earned by us, related party ownership and the level of involvement we had in the design of the VIE. We concluded we were the primary beneficiary as the related party group absorbs a majority of the variability associated with Launch Equity and we are the member within the related party group that is most closely associated with the VIE. Although we have only a minimal equity investment in Launch Equity, as the general partner, we control Launch Equity’s management and affairs. In addition, the fund was designed to attract third party investors to provide an economic benefit to us in the form of quarterly management fees and an annual incentive fee based upon the net capital appreciation of the fund. Also, in the ordinary course of business, we may choose to waive certain fees or assume operating expenses of the fund. As a result, we concluded we were the primary beneficiary of Launch Equity and its results are included in our consolidated financial statements.

Our maximum exposure to loss from our involvement with Launch Equity is limited to our equity investment of $1 while our potential benefit is limited to the management and incentive fees we receive as investment adviser. Therefore, the gains or losses of Launch Equity have not had a significant impact on our results of operations, liquidity or capital resources. We have no right to the benefits from, nor do we bear the risks associated with, Launch Equity’s investments, beyond our minimal direct investment in Launch Equity. If we were to liquidate, the assets of Launch Equity would not be available to our general creditors and as a result, we do not consider investments held by Launch Equity to be our assets.

The following tables reflect the impact of consolidating Launch Equity’s assets and liabilities into the Consolidated Statement of Financial Condition as of June 30, 2013 and December 31, 2012 and results into the Consolidated Statement of Operations for the three and six months ended June 30, 2013 and 2012.

Condensed Consolidating Statements of Financial Condition

	As of June 30, 2013				As of December 31, 2012
	Before Consolidation	Launch Equity	Eliminations	As Reported	Before Consolidation	Launch Equity	Eliminations	As Reported
Cash and cash equivalents	$257,404	$—	$—	$257,404	$141,159	$—	$—	$141,159
Cash and cash equivalents of consolidated investment products	—	16,068	—	16,068	—	10,180	—	10,180
Accounts receivable	53,843	—	—	53,843	46,022	—	—	46,022
Accounts receivable of consolidated investment products	—	1	—	1	—	10,595	—	10,595
Investment securities of consolidated investment products	1	60,066	(1)	60,066	1	46,237	(1)	46,237
Other assets	103,579	—	—	103,579	33,367	—	—	33,367

Total assets	$414,827	$76,135	$(1)	$490,961	$220,549	$67,012	$(1)	$287,560

Payables of consolidated investment products	$—	$64	$—	$64	$—	$10,726	$—	$10,726
Securities sold, not yet purchased of consolidated investment products	—	32,652	—	32,652	—	19,586	—	19,586
Other liabilities	396,027	—	—	396,027	572,769	—	—	572,769

Total liabilities	396,027	32,716	—	428,743	572,769	30,312	—	603,081
Redeemable preferred units	—	—	—	—	357,194	—	—	357,194
Total stockholders’ equity	50,091	—	—	50,091	—	—	—	—
Noncontrolling interest—Artisan Partners Holdings	(31,291)	1	(1)	(31,291)	(709,414)	1	(1)	(709,414)
Noncontrolling interest—Launch Equity	—	43,418	—	43,418	—	36,699	—	36,699

Total equity (deficit)	18,800	43,419	(1)	62,218	(709,414)	36,700	(1)	(672,715)
Total liabilities and equity	$414,827	$76,135	$(1)	$490,961	$220,549	$67,012	$(1)	$287,560

Condensed Consolidating Statements of Operations

	Three Months Ended
	June 30, 2013				June 30, 2012
	Before Consolidation	Launch Equity	Eliminations	As Reported	Before Consolidation	Launch Equity	Eliminations	As Reported
Total revenues	$162,042	$—	$(109)	$161,933	$120,858	$—	$(72)	$120,786
Total operating expenses	113,658	—	(109)	113,549	79,351	—	(72)	79,279

Operating income	48,384	—	—	48,384	41,507	—	—	41,507
Non-operating income (loss)	5,729	—	—	5,729	(2,302)	—	—	(2,302)
Net losses of consolidated investment products	—	(1,210)	—	(1,210)	—	(955)	—	(955)

Total non-operating income (loss)	5,729	(1,210)	—	4,519	(2,302)	(955)	—	(3,257)

Income (loss) before income taxes	54,113	(1,210)	—	52,903	39,205	(955)	—	38,250
Provision for income taxes	5,873	—	—	5,873	247	—	—	247

Net income (loss)	48,240	(1,210)	—	47,030	38,958	(955)	—	38,003
Net income attributable to noncontrolling interests—Artisan Partners Holdings	42,442	—	—	42,442	38,958	—	—	38,958
Net loss attributable to noncontrolling interests—Launch Equity	—	(1,210)	—	(1,210)	—	(955)	—	(955)

Net income attributable to Artisan Partners Asset Management Inc.	$5,798	$—	$—	$5,798	$—	$—	$—	$—

	Six Months Ended
	June 30, 2013				June 30, 2012
	Before Consolidation	Launch Equity	Eliminations	As Reported	Before Consolidation	Launch Equity	Eliminations	As Reported
Total revenues	$310,369	$—	$(213)	$310,156	$240,598	$—	$(139)	$240,459
Total operating expenses	683,299	—	(213)	683,086	194,726	—	(139)	194,587

Operating income (loss)	(372,930)	—	—	(372,930)	45,872	—	—	45,872
Non-operating income (loss)	27,319	—	—	27,319	(5,284)	—	—	(5,284)
Net gains of consolidated investment products	—	3,569	—	3,569	—	1,539	—	1,539

Total non-operating income (loss)	27,319	3,569	—	30,888	(5,284)	1,539	—	(3,745)
Income (loss) before income taxes	(345,611)	3,569	—	(342,042)	40,588	1,539	—	42,127
Provision for income taxes	10,322	—	—	10,322	579	—	—	579

Net income (loss)	(355,933)	3,569	—	(352,364)	40,009	1,539	—	41,548
Net income (loss) attributable to noncontrolling interests—Artisan Partners Holdings	(364,681)	—	—	(364,681)	40,009	—	—	40,009
Net income attributable to noncontrolling interests—Launch Equity	—	3,569	—	3,569	—	1,539	—	1,539

Net income attributable to Artisan Partners Asset Management Inc.	$8,748	$—	$—	$8,748	$—	$—	$—	$—

The carrying value of Launch Equity’s consolidated investments is also their fair value. Short and long positions on equity securities are valued based upon closing market prices of the security on the principal exchange on which they are traded. The following table presents the fair value hierarchy levels of investments and liabilities held by Launch Equity which are measured at fair value as of June 30, 2013 and December 31, 2012:

	Assets and Liabilities at Fair Value:
	Total	Level 1	Level 2	Level 3
June 30, 2013
Assets
Cash and cash equivalents	$16,068	$16,068	$—	$—
Equity securities—long position	$60,066	$60,066	$—	$—

Liabilities
Equity securities—short position	$32,652	$32,652	$—	$—

December 31, 2012
Assets
Cash and cash equivalents	$10,180	$10,180	$—	$—
Equity securities—long position	$46,237	$46,237	$—	$—

Liabilities
Equity securities—short position	$19,586	$19,586	$—	$—

7.	Consolidated investment products

Launch Equity commenced operations on July 25, 2011. Artisan’s variable interest represents its equity interest in the fund. Artisan receives management and incentive fees for the services it provides as investment advisor to Launch Equity. These fees are considered variable interests. In the ordinary course of business, Artisan may choose to waive certain fees or assume operating expenses of the fund.

In determining whether it is the primary beneficiary of Launch Equity, Artisan considered both qualitative and quantitative factors such as voting rights of the equity holders, economic participation of all parties, including how fees are earned by Artisan, related party ownership and the level of involvement Artisan had in the design of the VIE. Artisan concluded it was the primary beneficiary of Launch Equity since, although it holds a minimal equity interest in the fund, it retains all control in the management and affairs of the fund and the fund was designed to attract third party investors to provide an economic benefit to Artisan.

Artisan’s risk with respect to investments in consolidated investment products is limited to its equity ownership of $1. Therefore, the gains or losses of consolidated investment products have not had a significant impact on Artisan’s results of operations, liquidity or capital resources. Artisan has no right to the benefits from, nor does it bear the risks associated with, these investments, beyond Artisan’s minimal direct investments in the investment products. If Artisan were to liquidate, these investments (other than our direct investment of $1) would not be available to Artisan’s general creditors, and as a result, Artisan does not consider investments held by consolidated investment products to be Artisan’s assets.

The following tables reflect the impact of consolidation of investment products into the Consolidated Statements of Financial Condition and Consolidated Statements of Operations as of and for the year ended December 31, 2012 and 2011. The Condensed Consolidated Statement of Operations for the year ended December 31, 2011 considers the operating activity of Launch Equity from the date operations commenced, July 25, 2011, through December 31, 2011.

Condensed Consolidating Statements of Financial Condition

	Before Consolidation	Launch Equity	Eliminations	As Reported
As of December 31, 2012:
Cash and cash equivalents	$141,159	$—	$—	$141,159
Cash and cash equivalents of Launch Equity	—	10,180	—	10,180
Accounts receivable	46,022	—	—	46,022
Accounts receivable of Launch Equity	—	10,595	—	10,595
Investment securities of Launch Equity	1	46,237	(1)	46,237
Other assets	33,367	—	—	33,367

Total assets	$220,549	$67,012	$(1)	$287,560

Payables of Launch Equity	$—	$10,726	$—	$10,726
Securities sold, not yet purchased of Launch Equity	—	19,586	—	19,586
Other liabilities	572,769	—	—	572,769

Total liabilities	572,769	30,312	—	603,081
Redeemable preferred units	357,194	—	—	357,194
Equity attributable to non-controlling interest—Artisan Partners Holdings	(709,414)	1	(1)	(709,414)
Non-controlling interest—Launch Equity	—	36,699	—	36,699

Total equity (deficit)	(709,414)	36,700	(1)	(672,715)
Total liabilities, redeemable preferred units and equity (deficit)	$220,549	$67,012	$(1)	$287,560

	Before Consolidation	Launch Equity	Eliminations	As Reported
As of December 31, 2011:
Cash and cash equivalents	$126,956	$—	$—	$126,956
Cash and cash equivalents of Launch Equity	—	5,142	—	5,142
Accounts receivable	39,417	—	—	39,417
Accounts receivable of Launch Equity	—	37	—	37
Investment securities of Launch Equity	1	24,265	(1)	24,265
Other assets	29,034	—	—	29,034

Total assets	$195,408	$29,444	$(1)	$224,851

Securities sold, not yet purchased of Launch Equity	$—	$6,276	$—	$6,276
Other liabilities	502,473	—	—	502,473
Total liabilities	502,473	6,276	—	508,749

Redeemable preferred units	357,194	—	—	357,194
Equity attributable to non-controlling interest—Artisan Partners Holdings	(664,259)	1	(1)	(664,259)
Non-controlling interest—Launch Equity	—	23,167	—	23,167

Total equity (deficit)	(664,259)	23,168	(1)	(641,092)
Total liabilities, redeemable preferred units and equity (deficit)	$195,408	$29,444	$(1)	$224,851

	Before Consolidation	Launch Equity	Eliminations	As Reported
Year Ended December 31, 2012:
Total revenues	$506,982	$—	$(1,404)	$505,578
Total operating expenses	459,895	—	(1,404)	458,491

Operating income	47,087	—	—	47,087
Non-operating expenses	(12,280)	—	—	(12,280)
Net gains of Launch Equity	—	8,817	—	8,817

Total non-operating income (loss)	(12,280)	8,817	—	(3,463)
Income before income taxes	34,807	8,817	—	43,624
Provision for income taxes	1,047	—	—	1,047

Net income before noncontrolling interests	33,760	8,817	—	42,577
Less: Net income attributable to non-controlling interest—Artisan Partners Holdings	33,760	—	—	33,760
Less: Net income attributable to non-controlling interests—Launch Equity	—	8,817	—	8,817

Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

	Before Consolidation	Launch Equity	Eliminations	As Reported
Year Ended December 31, 2011:
Total revenues	$455,191	$—	$(97)	$455,094
Total operating expenses	300,896	—	(97)	300,799

Operating income	154,295	—	—	154,295
Non-operating expenses	(20,059)	—	—	(20,059)
Net losses of Launch Equity	—	(3,102)	—	(3,102)

Total non-operating loss	(20,059)	(3,102)	—	(23,161)
Income (loss) before income taxes	134,236	(3,102)	—	131,134
Provision for income taxes	1,162	—	—	1,162

Net income (loss) before noncontrolling interests	133,074	(3,102)	—	129,972
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings	133,074	(1)	—	133,073
Less: Net loss attributable to non-controlling interests—Launch Equity	—	(3,101)	—	(3,101)

Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

The carrying value of Launch Equity’s investments is also their fair value. Short and long positions in equity securities are valued based upon closing market prices of the security on the principal exchange on which the security is traded. The following table presents the fair value hierarchy levels of investments and liabilities held by Launch Equity which are measured at fair value as of December 31, 2012 and 2011:

	Assets and Liabilities at Fair Value:
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets
Equity securities—long position	$46,237	$46,237	$—	$—

Liabilities
Equity securities—short position	$19,586	$19,586	$—	$—

December 31, 2011
Assets
Equity securities—long position	$24,265	$24,265	$—	$—

Liabilities
Equity securities—short position	$6,276	$6,276	$—	$—